Intangible assets and liabilities (Details Narrative)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization method	straight line
Remaining favorable lease terms	4 years 10 months 24 days
Amortization method	straight line
Remaining unfavorable lease terms	2 years 3 months 18 days